EQUITY FINANCINGS (Narrative) (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2024	Sep. 30, 2022	Jun. 30, 2024	Dec. 31, 2023
ADSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants	$ 0.8
September 2022 Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value			$ 9,306,000
September 2022 Offering [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Registered direct offerings sales		13,636,365
Share price per ADS		$ 1.1
Risk-free interest rate (%)		3.62%	4.50%
Average standard deviation		82.50%	82.50%
Change in fair value		$ 9,100,000	$ 2,599,000	$ 11,905,000
Amount allocated to warrant		$ 800,000
Warrants term		5 years
Warrants exercised			2,545,455
September 2022 Offering [Member] | Warrants [Member] | Investors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Registered direct offerings sales		13,636,365
Exercise price of warrants		$ 1.15
September 2022 Offering [Member] | Warrants [Member] | Placement Agents Designees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants expiration period		681,818
Exercise price of warrants		$ 1.375
Aggregate offering price		$ 15,000,000
Proceeds from warrant issue, net		13,500,000
Amount allocated to warrant		$ 400,000
Warrants term		5 years
April 2024 Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants expiration period	five years
Gross proceeds	$ 6,000,000
Proceeds from warrant issue, net	$ 5,400,000
Change in fair value			$ 3,526,000,000
April 2024 Offering [Member] | ADSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Registered direct offerings sales	7,500,000
Share price per ADS	$ 0.8
Warrants issued to purchase shares	7,500,000
April 2024 Offering [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross proceeds	$ 6,250,000,000
Risk-free interest rate (%)	4.21%		4.30%
Average standard deviation	84.70%		87.60%
Amount of fair value adjustment of warrants	$ 250,000,000
Change in fair value			$ 2,723,000,000
Amount allocated to warrant	$ 642,000,000